Retirement and Postemployment Benefits (Savings Plans and Employee Stock Ownership Plan) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures (Numeric) [Line Item]
Contributions allocated based on this percentage of shares held in existing participants' accounts	75.00%
Contributions allocated based on this percentage of eligible compensation	25.00%
Deferred Savings Plans 401K [Member]
Employee Stock Ownership Plan (ESOP) Disclosures (Numeric) [Line Item]
Employer contributions to deferred savings plans	$ 14	$ 12	$ 12